Summary of exchange gain/(loss) recognised (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Disclosure Of Finance Expense and Income [line items]
Cost of sales	[1]	₨ 727,832	$ 10,524	₨ 661,617	[2]	₨ 540,662
Administration cost (Forex on MAT credit entitlements)		34,363	498	24,101	[2]	19,299
Investment and other income		31,540	456	31,361	[2]	45,428
Finance and other costs		59,026	853	135,473	[2]	54,927
Profit (loss) before tax		117,730	1,702	113,710	[2]	136,572
Exchange gain (loss) [member]
Disclosure Of Finance Expense and Income [line items]
Cost of sales		(3,006)	(43)	(2,817)		(6,378)
Administration cost (Forex on MAT credit entitlements)		(1,847)	(27)	(182)		736
Investment and other income		(1,351)	(20)	736		(184)
Finance and other costs		(2,721)	(39)	(1,565)		(2,279)
Profit (loss) before tax		₨ (8,925)	$ (129)	₨ (3,828)		₨ (8,105)

[1]	Cost of sales for the year ended March 31, 2017, March 31, 2018 and March 31, 2019 includes net impairment (charge)/ reversal of ₹ (1,162) million, ₹ 44,679 million and ₹ 2,611 million ($ 38 million) respectively (Refer Note 14).
[2]	Restated (Refer Note 2(b))